Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Deferred revenue	$ 538,532	$ 510,715
Accounts payable and accrued expenses	730,744	850,215
Accrued interest	353,936	352,374
Operating lease liabilities	165,385	173,595
Derivative liabilities (Note 13)	1,325	71,197
Accounts payable, accrued expenses and other liabilities	$ 1,789,922	$ 1,958,096